Provisions	12 Months Ended
Dec. 31, 2022
Restructuring provision [abstract]
Provisions

14. Provisions

Initial recognition of provisions at June 30, 2021	$21,928
Increase to provisions during the period	439
Effect of foreign exchange difference	(262)
Interest expense	90
Balance at January 1, 2022	$22,195
Decrease to provision during the period	(10,741)
Effect of foreign exchange difference	(226)
Interest expense	393
Payments	(3,930)
Effect of changes in the discount rate	(1,001)
Balance at December 31, 2022	$6,690
Less current portion of provision	(3,400)
Long-term portion of provision	$3,290

The Company had a long-term contract with a CDMO for which it had no use following its decision to exit the plasma-derived therapeutics business (note 13). As such, the Company recorded in June 2021, an initial provision for onerous contract for the non-lease portion of the contract calculated as the discounted value of the estimated purchase commitment set forth under the contract using the available 5-year early cancellation notification period. In August 2021, the Company sent the CDMO an early termination notice and the provision was adjusted to reflect the revised maturity date of the contract. The payments under the lease and non-lease portions are variable since there is a CAD/USD foreign exchange variation component that affects each portion, however the total purchase commitment under the lease remains the same at $9,000 per year. As such, the effects of the foreign exchange differences have on the computation of the carrying value of the provision from period to period essentially offset by the opposite variation of the foreign exchange differences on the lease portion, or the lease liability, of this same contract (note 13).

In August 2022, the Company terminated the CDMO agreement (note 6) which resulted in the payment of $3,930 towards the portion of the agreement accounted for as an onerous contract provision and the adjustment of the provision to reflect the remaining $6,800 of future disbursements. This resulted in the reversal of the provision of $10,741 at the termination date. Subsequent to December 31, 2022, the Company paid $3,400 representing the current portion of the provision. The final and remaining payment of $3,400 will be paid in January, 2024.